UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Legg Mason Partners Investment Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30
Date of reporting period: June 30, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

FORM N-Q
JUNE 30, 2006

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited)	June 30, 2006

SHARES	SECURITY	VALUE

COMMON STOCKS — 93.1%
CONSUMER DISCRETIONARY — 11.7%
Auto Components — 3.3%
797,762	Cooper Tire & Rubber Co.	$8,887,069
288,274	Lear Corp.	6,402,565
407,947	Sauer-Danfoss Inc.	10,370,013

	Total Auto Components	25,659,647

Diversified Consumer Services — 0.8%
148,398	Steiner Leisure Ltd. *	5,866,173

Hotels, Restaurants & Leisure — 1.0%
436,630	O'Charleys Inc. *	7,422,710

Household Durables — 1.3%
226,613	Furniture Brands International Inc.	4,722,615
118,353	Snap-on Inc.	4,783,828

	Total Household Durables	9,506,443

Leisure Equipment & Products — 1.3%
279,121	K2 Inc. *	3,053,584
667,029	Leapfrog Enterprises Inc. *	6,736,993

	Total Leisure Equipment & Products	9,790,577

Multiline Retail — 0.8%
196,584	Dillard's Inc., Class A Shares	6,261,200

Specialty Retail — 2.5%
118,631	Buckle Inc.	4,967,080
350,744	Cato Corp., Class A Shares	9,066,732
225,886	DEB Shops Inc.	5,446,112

	Total Specialty Retail	19,479,924

Textiles, Apparel & Luxury Goods — 0.7%
215,777	Timberland Co., Class A Shares *	5,631,780

	TOTAL CONSUMER DISCRETIONARY	89,618,454

CONSUMER STAPLES — 1.6%
Food Products — 1.6%
928,995	Del Monte Foods Co.	10,432,614
67,300	Pilgrim's Pride Corp.	1,736,340

	TOTAL CONSUMER STAPLES	12,168,954

ENERGY — 4.9%
Energy Equipment & Services — 2.1%
221,100	Input/Output Inc. *	2,089,395
189,995	National-Oilwell Varco Inc. *	12,030,483
81,773	Superior Well Services Inc. *	2,036,148

	Total Energy Equipment & Services	16,156,026

Oil, Gas & Consumable Fuels — 2.8%
325,426	Denbury Resources Inc. *	10,306,241
148,000	Western Refining Inc.	3,193,840
185,558	XTO Energy Inc.	8,214,653

	Total Oil, Gas & Consumable Fuels	21,714,734

	TOTAL ENERGY	37,870,760

EXCHANGE TRADED FUNDS — 6.0%
96,692	iShares Nasdaq Biotechnology Index Fund *	7,029,508
543,981	iShares Russell 2000 Value Index Fund	39,367,905

	TOTAL EXCHANGE TRADED FUNDS	46,397,413

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

SHARES	SECURITY	VALUE

FINANCIALS — 24.1%
Capital Markets — 0.5%
86,600	Investors Financial Services Corp.	$3,888,340

Commercial Banks — 10.9%
180,905	AMCORE Financial Inc.	5,302,325
218,572	BancTrust Financial Group Inc.	5,129,885
241,075	Cascade Financial Corp.	3,730,274
267,578	Central Pacific Financial Corp.	10,355,269
56,600	City National Corp.	3,684,094
122,428	Cullen/Frost Bankers Inc.	7,015,124
244,486	First Charter Corp.	5,997,241
635,931	First Security Group Inc.	7,376,800
253,376	First State Bancorp	6,025,281
47,809	IBERIABANK Corp.	2,750,930
269,027	Midwest Banc Holdings Inc.	5,985,851
44,900	Tompkins Trustco Inc.	1,930,700
682,400	UCBH Holdings Inc.	11,286,896
295,295	Umpqua Holdings Corp.	7,574,317

	Total Commercial Banks	84,144,987

Diversified Financial Services — 2.0%
171,696	Financial Federal Corp.	4,774,866
228,384	Portfolio Recovery Associates Inc. *	10,437,149

	Total Diversified Financial Services	15,212,015

Insurance — 2.0%
293,661	CNA Surety Corp. *	5,074,462
77,770	EMC Insurance Group Inc.	2,236,665
203,605	Midland Co.	7,732,918

	Total Insurance	15,044,045

Real Estate Investment Trusts (REITs) — 5.3%
119,743	American Land Lease, Inc.	2,933,704
200,867	Cousins Properties Inc.	6,212,816
83,996	Duke Realty Corp.	2,952,459
89,630	Equity One Inc.	1,873,267
267,823	Host Marriott Corp.	5,857,289
163,824	LaSalle Hotel Properties	7,585,051
74,642	Liberty Property Trust	3,299,177
150,836	Pan Pacific Retail Properties Inc.	10,463,493

	Total Real Estate Investment Trusts (REITs)	41,177,256

Thrifts & Mortgage Finance — 3.4%
27,174	City Bank	1,267,939
223,680	PMI Group Inc.	9,971,655
214,916	Triad Guaranty Inc. *	10,505,094
94,553	Webster Financial Corp.	4,485,594

	Total Thrifts & Mortgage Finance	26,230,282

	TOTAL FINANCIALS	185,696,925

HEALTH CARE — 4.9%
Health Care Equipment & Supplies — 0.9%
301,263	National Dentex Corp. *	6,989,302

Health Care Providers & Services — 3.0%
222,075	AMERIGROUP Corp. *	6,893,208
219,667	Apria Healthcare Group Inc. *	4,151,706
385,621	Cross Country Healthcare Inc. *	7,014,446
292,920	RehabCare Group Inc. *	5,090,950

	Total Health Care Providers & Services	23,150,310

Health Care Technology — 0.3%
257,914	Dendrite International Inc. *	2,383,125

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

SHARES	SECURITY	VALUE

Pharmaceuticals — 0.7%
503,419	Bentley Pharmaceuticals Inc. *	$5,517,472

	TOTAL HEALTH CARE	38,040,209

INDUSTRIALS — 25.4%
Aerospace & Defense — 2.4%
129,096	DRS Technologies Inc.	6,293,430
237,448	HEICO Corp., Class A Shares	5,632,267
426,924	Orbital Sciences Corp. *	6,890,553

	Total Aerospace & Defense	18,816,250

Airlines — 1.5%
589,140	AirTran Holdings, Inc. *	8,754,620
112,200	SkyWest Inc.	2,782,560

	Total Airlines	11,537,180

Building Products — 0.5%
341,076	Patrick Industries Inc. *	3,862,686

Commercial Services & Supplies — 4.9%
485,916	IKON Office Solutions Inc.	6,122,542
124,095	John H. Harland Co.	5,398,133
65,474	Korn/Ferry International *	1,282,636
347,096	Labor Ready Inc. *	7,861,724
160,291	United Stationers Inc. *	7,905,552
262,545	Watson Wyatt & Co. Holdings	9,225,831

	Total Commercial Services & Supplies	37,796,418

Construction & Engineering — 1.3%
206,146	EMCOR Group Inc. *	10,033,126

Electrical Equipment — 1.1%
172,648	Roper Industries Inc.	8,071,294

Machinery — 11.3%
211,566	Albany International Corp., Class A Shares	8,968,283
260,600	Crane Co.	10,840,960
100,730	Harsco Corp.	7,852,911
210,454	IDEX Corp.	9,933,429
240,689	Kaydon Corp.	8,980,107
126,688	Kennametal Inc.	7,886,328
160,675	Mueller Industries Inc.	5,307,095
256,776	Pentair Inc.	8,779,171
272,546	Timken Co.	9,133,016
246,338	Wabtec Corp.	9,213,041

	Total Machinery	86,894,341

Marine — 1.2%
230,410	Kirby Corp. *	9,101,195

Road & Rail — 1.2%
186,143	Arkansas Best Corp.	9,346,240

	TOTAL INDUSTRIALS	195,458,730

INFORMATION TECHNOLOGY — 9.6%
Communications Equipment — 1.0%
62,881	Bel Fuse Inc., Class B Shares	2,063,126
147,432	Black Box Corp.	5,651,068

	Total Communications Equipment	7,714,194

Computers & Peripherals — 0.3%
99,647	Rimage Corp. *	2,034,792

Electronic Equipment & Instruments — 3.1%
382,362	Mercury Computer Systems Inc. *	5,884,551
93,164	Tech Data Corp. *	3,569,113

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

SHARES	SECURITY	VALUE

Electronic Equipment & Instruments — 3.1% (continued)
282,399	Tektronix Inc.	$8,308,179
340,243	Woodhead Industries Inc.	6,512,251

	Total Electronic Equipment & Instruments	24,274,094

IT Services — 1.5%
316,361	MedQuist Inc. *	4,049,421
509,937	Perot Systems Corp., Class A Shares *	7,383,888

	Total IT Services	11,433,309

Semiconductors & Semiconductor Equipment — 1.8%
406,273	ATI Technologies Inc. *	5,931,585
123,632	Cabot Microelectronics Corp. *	3,747,286
346,540	Exar Corp. *	4,598,586

	Total Semiconductors & Semiconductor Equipment	14,277,457

Software — 1.9%
273,102	EPIQ Systems Inc. *	4,544,417
113,582	McAfee Inc. *	2,756,635
575,873	NetIQ Corp. *	7,019,892

	Total Software	14,320,944

	TOTAL INFORMATION TECHNOLOGY	74,054,790

MATERIALS — 3.7%
Chemicals — 1.7%
355,000	Georgia Gulf Corp.	8,882,100
236,614	Olin Corp.	4,242,489

	Total Chemicals	13,124,589

Containers & Packaging — 0.8%
129,281	AptarGroup Inc.	6,413,630

Metals & Mining — 1.2%
314,042	Gibraltar Industries Inc.	9,107,218

	TOTAL MATERIALS	28,645,437

UTILITIES — 1.2%
Electric Utilities — 0.2%
46,397	MGE Energy Inc.	1,445,266

Gas Utilities — 1.0%
79,736	New Jersey Resources Corp.	3,730,050
99,184	Northwest Natural Gas Co.	3,672,784

	Total Gas Utilities	7,402,834

	TOTAL UTILITIES	8,848,100

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $516,539,065)	716,799,772

FACE
AMOUNT

SHORT-TERM INVESTMENT — 6.9%
Repurchase Agreement — 6.9%
$ 52,943,000	Interest in $331,346,000 joint tri-party repurchase agreement dated 6/30/06
	with Greenwich Capital Markets Inc., 5.200% due 7/3/06; Proceeds at
	maturity-$52,965,942; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 6.331% due 9/1/24 to 7/1/37; Market value
	- $54,002,009)
	(Cost — $52,943,000)	52,943,000

	TOTAL INVESTMENTS — 100.0% (Cost — $569,482,065#)	769,742,772
	Liabilities in Excess of Other Assets — 0.0%	(73,584)

	TOTAL NET ASSETS — 100.0%	$769,669,188

* Non-income producing security.
# Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Value Fund (formerly known as Smith Barney Small Cap Value Fund ) (the "Fund") is a separate diversified series of Legg Mason Partners Investment Funds, Inc. (formerly known as Smith Barney Investment Funds Inc.) (the "Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$218,944,798
Gross unrealized depreciation	(18,684,091)

Net unrealized appreciation	$200,260,707

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Funds, Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2006

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	August 29, 2006